Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Shares
Options outstanding, Beginning Balance	4,672,510	2,475,212	488,286	25,063
Granted	1,585,298	2,441,553	2,081,920	533,075
Exercised	(429,425)	(102,599)	(85,294)	(45,477)
Forfeited	(272,884)	(141,656)	(9,700)	(24,375)
Options outstanding, Ending Balance	5,555,499	4,672,510	2,475,212	488,286	25,063
Vested and expected to vest end of period	3,669,874	3,424,475
Exercisable end of period	1,692,921	1,076,349
Weighted- Average Exercise Price Per Share
Options outstanding, Beginning Balance	$ 7.26	$ 2.63	$ 1.08	$ 0.38
Granted	$ 19.78	$ 11.59	$ 2.96	$ 1.12
Exercised	$ 3.84	$ 2.45	$ 2.08	$ 1.12
Forfeited	$ 10.05	$ 4.28	$ 1.28	$ 1.12
Options outstanding, Ending Balance	$ 10.96	$ 7.26	$ 2.63	$ 1.08	$ 0.38
Vested and expected to vest at end of period	$ 12.99	$ 8.37
Exercisable at end of period	$ 6.34	$ 3.48
Weighted-Average Remaining Contractual Life
Options outstanding, end of period	8 years 7 months 17 days	9 years	9 years 4 months 10 days	9 years 4 months 10 days	8 years 1 month 21 days
Vested and expected to vest at end of period	8 years 10 months 24 days	9 years 2 months 9 days
Exercisable at end of period	8 years 7 days	8 years 4 months 10 days
Aggregate Intrinsic Value
Options outstanding,Beginning Balance	$ 52,588	$ 8,443	$ 487	$ 19
Options outstanding, Ending Balance	136,722	52,588	8,443	487	19
Vested and expected to vest at end of period	82,880	34,631
Exercisable at end of period	$ 49,486	$ 16,016
Weighted- Average Fair Value (per share)
Options outstanding,Beginning Balance	$ 4.29	$ 1.71	$ 0.73	$ 0.22
Granted	$ 11.07	$ 6.70	$ 1.92	$ 0.75
Exercised	$ 2.40	$ 1.61	$ 1.36	$ 0.76
Forfeited	$ 5.84	$ 2.56	$ 0.85	$ 0.75
Options outstanding, Ending Balance	$ 6.30	$ 4.29	$ 1.71	$ 0.73	$ 0.22